Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
December 31, 2025 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—36.9%
		Auto Receivables—23.6%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,074,573
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,551,110
4,000,000		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	4,043,276
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	3,033,662
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,539,044
2,440,236		Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	2,460,763
3,253,647		Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	3,288,808
948,760		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	964,907
1,423,140		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	1,445,150
948,760		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	964,448
1,245,482		Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,251,450
3,321,286		Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	3,342,674
4,928,498		Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	4,942,759
3,998,593		Ally Bank Auto Credit-Linked Notes 2025-B, Class E, 6.164%, 9/15/2033	4,009,831
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,264,514
12,000,000		AmeriCredit Automobile Receivables Trust 2025-1, Class B, 4.210%, 10/18/2030	12,066,843
2,586,167		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	2,599,013
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,326,489
3,158,577		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	3,181,083
2,400,000		ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	2,430,689
2,200,000		ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	2,228,240
3,670,000		ARI Fleet Lease Trust 2025-B, Class C, 5.240%, 3/15/2034	3,721,796
1,180,381	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 5.374% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	1,185,152
295,095	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 5.924% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	296,947
590,191	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 7.474% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	596,062
2,972,495	[1]	BMW Vehicle Lease Trust 2024-2, Class A2B, 4.294% (30-DAY AVERAGE SOFR +0.420%), 1/25/2027	2,973,646
3,650,000		Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	3,701,388
4,650,000		Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	4,756,574
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	5,094,787
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,581,372
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,588,138
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,256,574
1,750,000		Carmax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,790,248
3,550,000		CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	3,636,092
3,825,000		CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	3,918,530
3,965,000		CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	4,016,796
2,630,000		CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	2,655,892
3,150,000		CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	3,188,820
2,234,215		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	2,251,403
1,679,829		Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	1,694,004
2,330,000		Chase Auto Owner Trust 2025-2A, Class C, 4.530%, 4/25/2031	2,332,336
6,750,000		Chase Auto Owner Trust 2025-2A, Class D, 5.030%, 2/25/2033	6,758,674
1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,005,913
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	751,887
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,753,177

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	$ 3,049,108
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,575,671
7,324,466	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 4.753% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	7,326,659
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,816,433
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,549,034
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,705,919
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	15,152,401
17,000,000		Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	17,314,406
11,500,000		Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	11,531,241
129,196		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	129,253
5,304,470		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	5,371,461
8,799,169		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	8,872,049
1,650,769		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	1,656,983
4,042,412		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	4,058,064
4,386,001		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	4,402,511
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,030,404
10,250,000		Ford Credit Auto Lease Trust 2025-A, Class B, 4.960%, 2/15/2029	10,370,120
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,327,947
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,177,959
14,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	14,044,745
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	10,046,287
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,094,308
12,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 4.753% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	12,038,294
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,689,367
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,083,677
6,750,000	[1]	General Motors 2024-1A, Class A2, 4.733% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,773,340
16,700,000	[1]	General Motors 2024-4A, Class A2, 4.533% (30-DAY AVERAGE SOFR +0.550%), 11/15/2029	16,714,690
11,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	11,152,610
2,600,000		GM Financial Consumer Automobile Receivables Trust 2025-3, Class C, 4.730%, 1/18/2033	2,628,041
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,301,213
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,100,655
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,294,198
1,850,000		GM Financials Consumer Automobile 2025-3 B, Class B, 4.530%, 9/16/2031	1,876,678
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,627,195
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,032,415
1,800,000		GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	1,828,834
12,000,000		Hyundai Auto Lease Securitization Trust 2024 - A, Class A, 5.350%, 5/15/2028	12,079,036
4,865,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	4,932,036
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,160,898
9,500,000		Hyundai Auto Receivables Trust 2025-B, Class C, 4.920%, 7/15/2032	9,707,004
9,000,000		Hyundai Auto Receivables Trust 2025-C, Class C, 4.370%, 1/18/2033	9,038,930
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,574,340
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,361,599
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,759,074
3,200,000		LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	3,212,876
2,800,000		LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	2,813,814
4,900,000		LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	4,946,219
2,250,000		Navistar Financial Dealer Note 2025-1 B, Class B, 4.420%, 9/25/2030	2,241,565
7,000,000		Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	7,035,867
2,000,000		Navistar Financial Dealer Note Master Trust 2025-1, Class C, 4.720%, 9/25/2030	1,993,084

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 4,750,000	[1]	NextGear Floorplan Master Owner Trust 2023-1A, Class A1, 5.083% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	$ 4,755,245
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 4.883% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,063,792
13,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-2A, Class A1, 4.863% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	13,070,501
11,000,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	11,076,177
19,000,000		NextGear Floorplan Master Owner Trust 2025-2A, Class B, 4.690%, 10/15/2030	19,043,082
6,000,000		Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	6,088,223
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 4.653% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,004,463
1,218,746		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,219,107
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,584,631
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	801,024
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class B, 4.370%, 7/15/2031	1,235,351
1,050,000		PenFed Auto Receivables Owner Trust 2025-A, Class C, 4.670%, 2/17/2032	1,055,065
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class D, 5.070%, 10/17/2033	1,231,125
1,119,544	[1]	Porsche Innovative Lease Owner Trust 2024-2A, Class A2B, 4.357% (30-DAY AVERAGE SOFR +0.440%), 12/21/2026	1,119,727
4,886,926		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	4,928,365
3,420,848		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	3,447,589
5,000,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class D, 5.150%, 1/16/2034	5,017,796
2,500,000		Santander Bank Auto Credit-Linked Notes 2025-A, Class E, 6.270%, 1/16/2034	2,508,745
2,670,562		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,676,448
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,644,177
20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	20,736,421
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,304,078
19,000,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	19,165,404
20,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	20,849,425
13,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	13,712,750
21,700,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	21,945,728
13,500,000		Santander Drive Auto Receivables Trust 2025-4, Class D, 4.950%, 1/15/2032	13,596,906
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,142,764
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,293,717
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,747,684
1,160,958		SBNA Auto Receivables Trust 2025-SF1, Class B, 5.120%, 3/17/2031	1,161,739
4,525,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	4,553,973
1,175,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	1,186,691
2,178,462		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	2,199,783
1,867,254		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	1,879,704
2,178,462		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	2,209,255
3,623,233		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	3,649,235
3,623,233		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.463%, 12/29/2032	3,649,101
12,000,000		SFS Auto Receivables Securitiz 2025-3A C, Class C, 4.640%, 11/21/2033	12,028,528
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,620,002
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,127,684
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,102,048
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,123,843
7,485,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	7,585,359
13,200,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-CA, Class C, 4.440%, 8/20/2030	13,247,053
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,019,888
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,896,087
12,400,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	12,525,193
5,812,450		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	5,845,405
4,658,157		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	4,663,420

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 1,294,632	U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	$ 1,307,095
3,500,000	Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	3,527,655
7,500,000	Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	7,559,925
2,575,000	Wheels Fleet Lease Funding LLC 2025-3A, Class B, 4.440%, 9/18/2040	2,582,087
5,000,000	Wheels Fleet Lease Funding LLC 2025-3A, Class C, 4.790%, 9/18/2040	5,014,659
	TOTAL	862,446,968
	Credit Card—3.8%
3,400,000	American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	3,472,559
8,000,000	American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	8,153,464
13,650,000	CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	13,762,289
5,000,000	CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	5,062,967
5,000,000	CARDS II Trust 2025-1A, Class B, 5.070%, 3/17/2031	5,077,790
7,392,000	CARDS II Trust 2025-1A, Class C, 5.420%, 3/17/2031	7,478,856
6,400,000	Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	6,457,059
6,000,000	Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	6,057,775
6,554,000	Evergreen Credit Card Trust 2025-1A, Class C, 4.540%, 10/15/2029	6,575,838
2,586,000	Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	2,594,434
7,704,000	Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	7,814,151
3,100,000	Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	3,136,697
5,000,000	First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,016,461
8,000,000	First National Master Note Trust 2023-2, Class A, 5.770%, 9/15/2029	8,100,926
5,300,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,407,640
4,250,000	Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,163,178
4,000,000	Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,908,619
4,000,000	Master Credit Card Trust 2022-2A, Class B, 2.380%, 7/21/2028	3,897,310
1,650,000	Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,735,215
5,000,000	Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,175,014
2,750,000	Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,738,384
3,500,000	Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,483,712
7,174,000	Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	7,203,698
3,305,000	Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,318,425
6,000,000	Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	6,020,733
3,300,000	Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	3,311,301
	TOTAL	139,124,495
	Equipment Lease—3.5%
2,500,000	Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,505,797
10,000,000	Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,085,269
5,500,000	Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,546,936
3,500,000	Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,537,229
2,000,000	Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,031,405
1,000,000	Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,014,599
2,000,000	Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,028,163
1,030,000	Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	1,043,299
1,730,000	Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	1,755,770
1,460,000	Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	1,485,116
1,975,000	Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	1,983,722
7,500,000	Dell Equipment Finance Trust 2025-2, Class D, 4.830%, 3/22/2032	7,533,967
941,800	DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	946,838
4,677,978	DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	4,697,725
4,000,000	Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,066,615

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	$ 3,061,589
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,780,442
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,254,298
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	11,981,337
8,000,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	8,152,251
3,000,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	3,051,985
2,535,000		Great America Leasing Receivables 2025-2, Class B, 4.500%, 9/15/2032	2,560,614
2,600,000		Great America Leasing Receivables 2025-2, Class C, 4.840%, 9/15/2033	2,632,877
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	7,063,599
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	7,781,372
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,732,568
11,018,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	11,139,946
3,000,000		HPEFS Equipment Trust 2025-2A, Class C, 4.410%, 11/22/2032	3,004,471
3,000,000		HPEFS Equipment Trust 2025-2A, Class D, 4.770%, 5/20/2033	3,003,319
65,015		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	65,055
		TOTAL	129,528,173
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 4.586% (CME Term SOFR 1 Month +0.854%), 8/25/2034	29,250
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	29,250
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,621
		Other—2.5%
7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 5.283% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	7,609,977
21,783,000	[1]	PFS Financing Corp. 2024-C, Class A, 4.783% (30-DAY AVERAGE SOFR +0.800%), 4/15/2028	21,865,017
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 5.183% (30-DAY AVERAGE SOFR +1.200%), 4/15/2028	3,509,482
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/15/2028	3,027,892
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	5,028,366
4,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	4,280,465
9,000,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	9,110,973
2,528,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	2,579,051
8,400,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	8,465,959
5,065,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	5,122,695
8,000,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	8,054,521
10,700,000		Verizon Master Trust 2025-9, Class C, 4.410%, 10/21/2030	10,759,494
		TOTAL	89,413,892
		Student Loans—3.5%
1,115,225	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.668% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,111,710
2,750,035	[1]	Navient Student Loan Trust 2019-D, Class A2B, 4.914% (CME Term SOFR 1 Month +1.164%), 12/15/2059	2,745,184
4,663,202		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,382,527
3,218,916		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,054,335
8,748,846		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	8,076,303
26,632,570		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	24,314,719
20,785,815		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	19,148,824
25,507,155		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	22,810,453
1,352,585	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 5.683% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	1,366,759
3,497,712	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 4.588% (CME Term SOFR 1 Month +0.854%), 4/20/2062	3,485,130
20,792,958	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.538% (CME Term SOFR 1 Month +0.804%), 4/20/2062	20,738,175
4,507,179	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 4.464% (CME Term SOFR 1 Month +0.714%), 3/17/2053	4,453,821

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 11,598,774	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 4.494% (CME Term SOFR 1 Month +0.744%), 2/15/2051	$ 11,469,642
		TOTAL	127,157,582
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,342,593,213)	1,347,701,981
		CORPORATE BONDS—24.5%
		Capital Goods - Construction Machinery—0.3%
10,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	10,004,163
		Communications - Media & Entertainment—0.2%
8,610,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	8,630,401
		Communications - Telecom Wireless—0.1%
4,515,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	4,613,220
		Consumer Cyclical - Automotive—5.2%
9,985,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.250%, 9/1/2028	10,048,255
9,685,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	9,779,766
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.632% (SOFR +0.720%), 10/22/2027	10,015,603
12,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.810% (SOFR +0.840%), 1/13/2028	12,483,274
10,000,000	[1]	Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 5.283% (SOFR +1.450%), 11/5/2026	10,037,188
18,605,000		Ford Motor Credit Co., LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	18,770,324
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.817% (SOFR +1.040%), 2/26/2027	10,017,494
9,985,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.000%, 7/15/2027	10,121,294
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.284% (SOFR +1.290%), 1/7/2030	10,047,167
10,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.024% (SOFR +1.300%), 9/18/2030	10,067,932
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,094,012
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,079,062
13,795,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.659% (SOFR +0.850%), 11/15/2027	13,851,625
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 5.773% (SOFR +2.050%), 9/13/2027	9,941,224
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,607,179
3,000,000		Stellantis Finance U.S., Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	3,059,538
8,090,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	8,132,366
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.596% (SOFR +0.770%), 8/7/2026	7,023,583
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 4.554% (SOFR +0.830%), 3/20/2026	10,009,745
3,265,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.550%, 9/11/2028	3,284,390
2,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.787% (SOFR +1.060%), 3/25/2027	2,007,284
		TOTAL	190,478,305
		Consumer Cyclical - Services—0.3%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.900%, 11/20/2028	10,033,292
		Consumer Non-Cyclical - Food/Beverage—0.3%
1,820,000	[3]	Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	1,851,019
1,272,000	[1]	Keurig Dr Pepper, Inc., 4.603% (SOFR - SOFR Compounded +0.880%), 3/15/2027	1,274,195
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,277,507
		TOTAL	9,402,721
		Consumer Non-Cyclical - Health Care—0.4%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,341,314
1,715,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.150%, 12/15/2028	1,719,957
5,385,000	[1]	HCA, Inc., Sr. Unsecd. Note, 4.641% (SOFR +0.870%), 3/1/2028	5,421,491
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,713,936
		TOTAL	15,196,698
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
3,420,000		Bayer U.S. Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,470,097

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 2,630,000	[1]	Pfizer, Inc., Sr. Unsecd. Note, 4.292% (SOFR +0.500%), 11/15/2027	$ 2,638,897
		TOTAL	6,108,994
		Consumer Non-Cyclical - Tobacco—0.2%
8,335,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 4.538% (SOFR +0.660%), 10/27/2028	8,346,790
		Energy - Midstream—1.0%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,851,706
10,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.200%, 11/20/2028	10,019,632
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,578,080
5,970,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	6,041,447
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,192,754
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,960,658
4,805,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,903,122
		TOTAL	37,547,399
		Financial Institution - Banking—11.4%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 4.498% (SOFR +0.650%), 11/4/2026	21,629,994
6,000,000	[1]	American Express Co., Sr. Unsecd. Note, 5.158% (SOFR +1.260%), 4/25/2029	6,077,675
4,120,000	[1]	Aust & NZ Banking Group, Sr. Unsecd. Note, 144A, 4.330% (SOFR +0.590%), 12/8/2028	4,129,811
10,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.573% (SOFR +0.850%), 12/16/2029	10,125,124
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 4.871% (SOFR +0.970%), 7/22/2027	15,060,161
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series frn, 4.717% (SOFR +0.830%), 1/24/2029	5,008,669
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 4.823% (SOFR +1.020%), 8/18/2026	5,022,020
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 4.343% (SOFR +0.620%), 9/15/2026	10,024,248
15,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 4.702% (SOFR +0.810%), 1/27/2027	15,061,123
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 4.333% (SOFR +0.610%), 9/15/2026	20,062,764
10,000,000	[1]	BNP Paribas S.A., 144A, 5.254% (SOFR +1.430%), 5/9/2029	10,117,019
6,250,000	[1]	Canadian Imperial Bank of Commerce, Sr. Sub. Secd. Note, 4.540% (SOFR +0.800%), 9/8/2028	6,262,962
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.690% (SOFR +0.720%), 1/13/2028	10,015,869
5,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.506% (SOFR +0.712%), 11/19/2027	5,011,594
7,690,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.531% (SOFR +0.708%), 8/6/2026	7,704,383
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.507% (SOFR +0.770%), 6/9/2027	15,019,918
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.067% (SOFR +1.280%), 2/24/2028	8,063,666
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,932,875
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,834,475
5,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.790% (SOFR +0.780%), 10/1/2030	5,038,055
10,000,000	[1]	Credit Agricole S.A., 144A, 5.109% (SOFR +1.130%), 1/9/2029	10,054,324
10,000,000	[1]	Deutsche Bank AG New York, 5.148% (SOFR +1.300%), 8/4/2031	9,985,421
8,825,000	[1]	Fifth Third Bank, Inc., Sr. Unsecd. Note, 4.697% (SOFR +0.810%), 1/28/2028	8,844,569
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.849% (SOFR +0.920%), 10/21/2027	12,318,517
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.907% (SOFR +1.120%), 2/24/2028	9,435,752
5,000,000	[1]	Huntington National Bank, Sr. Unsecd. Note, 4.692% (SOFR +0.726%), 4/12/2028	4,994,871
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.490% (SOFR +0.765%), 9/22/2027	12,532,915
19,950,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series FRN, 4.701% (SOFR +0.800%), 1/24/2029	19,998,339
2,665,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	2,708,081
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 5.026% (SOFR +1.080%), 1/14/2028	6,041,997
6,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 4.577% (SOFR +0.780%), 11/17/2028	6,015,610
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.968% (SOFR +1.020%), 4/13/2028	20,087,108
7,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.752% (SOFR +0.790%), 1/14/2030	7,058,484
5,000,000	[1]	Natwest Group PLC, Sr. Unsecd. Note, 4.887% (SOFR +1.100%), 5/23/2029	5,024,280
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.488% (SOFR +0.760%), 9/29/2026	9,025,840
10,000,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 4.458% (SOFR +0.500%), 1/15/2027	10,012,327

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	$ 3,943,126
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.731% (SOFR +0.830%), 1/24/2029	10,028,181
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.886% (SOFR - SOFR Compounded +0.950%), 1/19/2027	4,530,144
6,000,000	[1]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.493% (SOFR +1.680%), 5/13/2031	6,147,592
2,285,000	[1]	State Street Corp., Sr. Unsecd. Note, 4.851% (SOFR +0.950%), 4/24/2028	2,299,409
10,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.754% (SOFR +1.030%), 12/17/2029	10,085,897
10,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.671% (SOFR +0.770%), 7/24/2028	10,001,084
8,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, 4.730%, 5/15/2028	8,081,497
13,045,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 4.681% (SOFR +0.780%), 1/24/2028	13,077,512
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 4.797% (SOFR +1.070%), 12/11/2026	6,042,187
		TOTAL	415,577,469
		Financial Institution - Finance Companies—0.7%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,255,568
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,116,193
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,268,400
4,210,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.737%, 5/15/2029	4,318,207
		TOTAL	24,958,368
		Financial Institution - Insurance - Life—1.0%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,134,367
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 4.719% (SOFR +0.740%), 4/9/2027	10,041,944
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,055,282
7,690,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 4.427% (SOFR +0.700%), 6/11/2027	7,723,160
6,855,000	[1,3]	Metropolitan Life Global Funding I, Secured Note, 144A, 4.484% (SOFR +0.700%), 8/25/2028	6,884,749
		TOTAL	35,839,502
		Financial Institution - Insurance - P&C—0.2%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,557,442
2,940,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.524% (SOFR +0.700%), 11/8/2027	2,957,938
		TOTAL	7,515,380
		Financial Institution - REIT - Other—0.1%
3,835,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	3,839,648
		Technology—1.8%
7,000,000	[1]	Alphabet, Inc., Sr. Unsecd. Note, 4.342% (SOFR +0.520%), 11/15/2028	7,073,539
9,570,000	[3]	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	9,746,392
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,492,520
6,350,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.150%, 2/15/2029	6,344,982
9,860,000		Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	9,880,212
15,000,000	[1]	Oracle Corp., Sr. Unsecd. Note, 4.614% (SOFR +0.760%), 8/3/2028	14,806,753
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	2,391,672
1,350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.500%, 8/15/2030	1,360,826
		TOTAL	67,096,896
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	2,008,238
		Utility - Electric—0.7%
7,450,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	7,454,930
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,498,673
7,140,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.125%, 9/30/2028	7,129,400
7,230,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.648% (SOFR +0.800%), 2/4/2028	7,257,325
		TOTAL	25,340,328

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.3%
$ 10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	$ 10,065,872
		TOTAL CORPORATE BONDS (IDENTIFIED COST $886,730,109)	892,603,684
		COLLATERALIZED MORTGAGE OBLIGATIONS—15.8%
	[1]	Federal Home Loan Mortgage Corporation—5.8%
476,412		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.498% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	475,899
310,288		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 4.618% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	309,140
87,318		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 4.558% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	87,084
358,667		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.508% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	356,932
136,506		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.478% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	136,051
77,400		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 4.583% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	77,043
30,585		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 4.498% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	30,311
131,810		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.398% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	130,277
135,208		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.498% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	133,787
38,331		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.498% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	38,039
27,873		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 4.548% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	27,643
579,870		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 4.698% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	577,675
456,287		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 4.518% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	453,344
52,384		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 4.848% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	52,532
142,656		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 5.008% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	144,079
784,125		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.428% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	782,871
726,423		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.448% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	718,418
13,769,533		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 4.378% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	13,536,842
741,217		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 4.498% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	732,695
1,391,642		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 4.448% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,359,858
9,612,464		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 4.388% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	9,520,660
2,933,447		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 4.388% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	2,908,242
14,514,098		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 4.438% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	14,318,486
10,999,075		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.338% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	10,881,342
25,924,637		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 4.438% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	25,174,505
6,119,994		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 4.124% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	5,763,661
28,414,971		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 4.874% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	28,398,720

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 14,496,179		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.074% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	$ 14,573,744
9,969,430		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.074% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	10,007,870
20,537,272		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 4.974% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	20,619,797
18,928,225		Federal Home Loan Mortgage Corp. REMIC, Series 5474, Class FB, 5.024% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	18,922,153
20,130,759		Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 4.824% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	20,156,217
8,978,487		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 4.188% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	8,926,047
		TOTAL	210,331,964
	[1]	Federal National Mortgage Association—4.5%
42,388		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 5.051% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	42,682
94,599		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 4.418% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	94,368
537,203		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 4.388% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	533,851
106,721		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 4.338% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	105,929
395,713		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.338% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	392,382
163,541		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.288% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	161,883
237,063		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 4.208% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	234,982
1,819,318		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.218% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	1,794,768
206,284		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 4.448% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	204,483
117,895		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 4.438% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	116,986
56,775		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 4.988% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	57,375
8,073		Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 4.488% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	8,065
145,295		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 4.838% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	146,200
3,082,112		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 4.388% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	3,071,427
1,305,913		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.338% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,282,605
13,371,225		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.288% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	13,167,766
946,673		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 4.388% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	938,436
10,597,280		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 4.438% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	10,476,201
4,930,108		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 4.388% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	4,811,687
8,425,093		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.288% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	8,058,329
23,673,706		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 4.874% (30-DAY AVERAGE SOFR +1.000%), 5/25/2054	23,738,324
28,277,982		Federal National Mortgage Association REMIC, Series 2025-18, Class KF, 4.824% (30-DAY AVERAGE SOFR +0.950%), 3/25/2055	28,241,229

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 16,231,276		Federal National Mortgage Association REMIC, Series 2025-28, Class FM, 5.124% (30-DAY AVERAGE SOFR +1.250%), 4/25/2055	$ 16,307,135
23,499,235		Federal National Mortgage Association REMIC, Series 2025-62, Class FM, 5.174% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	23,642,089
29,116,137		Federal National Mortgage Association REMIC, Series 2025-70, Class FD, 4.274% (30-DAY AVERAGE SOFR +0.400%), 1/25/2050	28,720,102
		TOTAL	166,349,284
	[1]	Government National Mortgage Association—4.8%
588,040		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.464% (CME Term SOFR 1 Month +0.464%), 11/20/2062	587,034
341,420		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 4.654% (CME Term SOFR 1 Month +0.654%), 7/20/2063	341,722
173,463		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 4.664% (CME Term SOFR 1 Month +0.664%), 7/20/2063	173,649
22,438,091		Government National Mortgage Association REMIC, Series 2023-65, Class FQ, 4.817% (30-DAY AVERAGE SOFR +0.900%), 5/20/2053	22,435,008
22,340,480		Government National Mortgage Association REMIC, Series 2023, Class DF, 4.897% (30-DAY AVERAGE SOFR +0.980%), 6/20/2053	22,394,325
29,874,738		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 5.345% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	29,882,198
27,898,807		Government National Mortgage Association REMIC, Series 2024-64, Class FM, 4.967% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	27,942,946
16,008,704		Government National Mortgage Association REMIC, Series 2024-77, Class FL, 5.451% (30-DAY AVERAGE SOFR +1.150%), 5/20/2054	16,030,144
33,837,374		Government National Mortgage Association REMIC, Series 2025-169, Class AF, 4.917% (30-DAY AVERAGE SOFR +1.000%), 10/20/2055	33,980,764
19,977,661		Government National Mortgage Association REMIC, Series 2025-198, Class FH, 4.867% (30-DAY AVERAGE SOFR +0.950%), 11/20/2055	20,031,399
		TOTAL	173,799,189
		Non-Agency Mortgage—0.7%
16,004,077		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	16,185,502
69,384	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 4.948% (CME Term SOFR 1 Month +1.214%), 11/20/2035	53,030
63,385	[1]	Impac CMB Trust 2004-9, Class 1A2, 4.726% (CME Term SOFR 1 Month +0.994%), 1/25/2035	62,076
10,456,306	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.721% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	9,874,152
61,517	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 4.564% (CME Term SOFR 1 Month +0.814%), 11/15/2031	59,256
349,100		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	305,594
155,950	[1]	Washington Mutual 2006-AR1, Class 2A1B, 5.099% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	146,459
263,725	[1]	Washington Mutual 2006-AR15, Class 1A, 4.869% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	244,345
150,001	[1]	Washington Mutual 2006-AR17, Class 1A, 3.878% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	127,260
		TOTAL	27,057,674
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $579,875,088)	577,538,111
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.1%
		Commercial Mortgage—3.2%
17,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.300% (CME Term SOFR 1 Month +2.550%), 8/15/2042	17,010,722
8,000,000	[1]	Boca Commercial Mortgage Trust 2025-BOCA A, Class A, 5.450% (CME Term SOFR 1 Month +1.600%), 12/15/2042	8,009,991
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 5.871%, 4/15/2042	4,290,450
1,750,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 5.600% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,753,815
4,875,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 5.900% (CME Term SOFR 1 Month +2.150%), 12/15/2039	4,890,181
7,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.343% (CME Term SOFR 1 Month +1.593%), 11/15/2039	6,999,989
2,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 5.992% (CME Term SOFR 1 Month +2.242%), 11/15/2039	2,001,247
22,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.140% (CME Term SOFR 1 Month +2.390%), 6/15/2039	22,054,786
23,000,000	[1]	ORL Trust 2024-GLKS, Class B, 5.642% (CME Term SOFR 1 Month +1.892%), 12/15/2039	23,050,094
2,600,000	[1]	TEXAS 2025-TWR, Class B, 5.342% (CME Term SOFR 1 Month +1.592%), 4/15/2042	2,593,505

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 1,400,000	[1]	TEXAS 2025-TWR, Class C, 5.892% (CME Term SOFR 1 Month +2.141%), 4/15/2042	$ 1,397,379
9,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 5.043% (CME Term SOFR 1 Month +1.293%), 4/15/2042	8,988,755
11,900,000	[1]	Waikiki Beach Hotel Trust 2025-WBM, Class A, 5.492% (CME Term SOFR 1 Month +1.742%), 6/15/2042	11,911,148
		TOTAL	114,952,062
	[1]	Federal Home Loan Mortgage Corporation—1.9%
5,667,985		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 4.593% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	5,673,929
327,542		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 4.473% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	327,006
8,799,740		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.453% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	8,801,057
1,754,931		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.453% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	1,750,742
4,940,514		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 4.403% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	4,935,496
10,557,389		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.423% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	10,526,509
12,779,715		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 4.383% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	12,721,665
6,632,071		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 4.383% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	6,611,125
18,244,071		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 4.293% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,120,750
		TOTAL	69,468,279
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $184,278,327)	184,420,341
		MORTGAGE-BACKED SECURITIES—2.3%
		Federal Home Loan Mortgage Corporation—1.8%
22,188,734	[1]	Federal Home Loan Mortgage Corp., Pool 2014-38, 5.500% (30-DAY AVERAGE SOFR +0.514%), 4/1/2054	22,539,884
24,353,679		Federal Home Loan Mortgage Corp., Pool RQ0056, 5.500%, 10/1/2055	24,701,038
20,283,569		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	20,591,891
		TOTAL	67,832,813
		Federal National Mortgage Association—0.5%
188,954		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	199,445
16,734,886		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	17,186,452
		TOTAL	17,385,897
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $84,247,598)	85,218,710
	[1]	AGENCY RISK TRANSFER SECURITIES—0.7%
12,000,000		FNMA CAS 2023-R05, Series 2023-R05, Class 1M2, 6.974% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,429,979
11,000,000		FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.374% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,214,779
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,644,758
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
150,916		FNMA ARM, 4.210%, 8/1/2033	147,929
10,049		FNMA ARM, 4.616%, 4/1/2030	9,945
149,022		FNMA ARM, 4.783%, 7/1/2034	146,905
17,740		FNMA ARM, 5.477%, 5/1/2040	17,728
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $332,047)	322,507
		INVESTMENT COMPANIES—14.4%
14,365,456		Bank Loan Core Fund	123,111,958
329,070,280		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[4]	329,070,280

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
8,326,852	Project and Trade Finance Core Fund	$ 74,275,515
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $527,533,502)	526,457,753
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $3,628,589,884)	3,637,907,845
	OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	9,798,179
	NET ASSETS—100%	$3,647,706,024
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Notes 5-Year Short Futures	1,110	$121,328,204	March 2026	$387,847
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Affiliates	Value as of 9/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 12/31/2025	Shares Held as of 12/31/2025	Dividend Income
Bank Loan Core Fund	$104,237,572	$18,974,508	$—	$(100,122)	$—	$123,111,958	14,365,456	$5,628,565
Federated Hermes Government Obligations Fund, Premier Shares*	$237,676,716	$423,950,408	$(332,556,844)	$—	$—	$329,070,280	329,070,280	$2,221,568
Project and Trade Finance Core Fund	$63,049,019	$11,380,061	$—	$(153,565)	$—	$74,275,515	8,326,852	$2,663,015
TOTAL OF AFFILIATED TRANSACTIONS	$404,963,307	$454,304,977	$(332,556,844)	$(253,687)	$—	$526,457,753	351,762,588	$10,513,148

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$2,262,365	$2,313,575

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,347,701,981	$0	$1,347,701,981
Corporate Bonds	—	892,603,684	—	892,603,684
Collateralized Mortgage Obligations	—	577,538,111	—	577,538,111
Commercial Mortgage-Backed Securities	—	184,420,341	—	184,420,341
Mortgage-Backed Securities	—	85,218,710	—	85,218,710
Agency Risk Transfer Securities	—	23,644,758	—	23,644,758
Adjustable Rate Mortgages	—	322,507	—	322,507
Investment Companies	452,182,238	—	—	452,182,238
Other Investments[1]	—	—	—	74,275,515
TOTAL SECURITIES	$452,182,238	$3,111,450,092	$0	$3,637,907,845
Other Financial Instruments:[2]
Assets	$387,847	$—	$—	$387,847

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $74,275,515 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate